SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Policy 1
Basis of consolidation	Policy 2
Use of estimates	Policy 3
Cash and cash equivalents	Policy 4
Restricted cash	Policy 5
Term deposits	Policy 6
Fair value	Policy 7
Fair value of financial instrument	Policy 8
Accounts receivable	Policy 9
Properties and equipment, net	Policy 10
Equity method investments	Policy 11
Acquired intangible assets with definite lives, net	Policy 12
Impairment of long-lived assets with definite lives	Policy 13
Impairment of goodwill and indefinite-lived intangible assets	Policy 14
Treasury stock	Policy 15
Revenue recognition	Policy 16
Research and development costs	Policy 17
Government subsidies	Policy 18
Operating leases as lessee	Policy 19
Income taxes	Policy 20
Foreign currency translation	Policy 21
Comprehensive income	Policy 22
Concentration of credit risk	Policy 23
Share-based compensation	Policy 24
Net income per share	Policy 25
Accounting pronouncements recently adopted	Policy 26